FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2021		Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		$ 189,543	[1]	$ 187,719	[2]
Gross unrealized gains		1,459		1,255
Gross Unrealized losses		(1,710)		(788)
Estimated fair value		189,292		188,186
Accrued interest		776		781
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		161,491	[1]	154,577	[2]
Gross unrealized gains		1,453		1,207
Gross Unrealized losses		(1,311)		(735)
Estimated fair value		161,633		155,049
Government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		27,332	[1]	32,894	[2]
Gross unrealized gains		1		37
Gross Unrealized losses		(399)		(53)
Estimated fair value		26,934		32,878
Municipal bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost	[1]	472
Gross unrealized gains		0
Gross Unrealized losses		0
Estimated fair value		472
Certificate of deposit [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Amortized Cost		248	[1]	248	[2]
Gross unrealized gains		5		11
Gross Unrealized losses		0		0
Estimated fair value		$ 253		$ 259

[1]	Excluding accrued interest of $776.
[2]	Excluding accrued interest of $781.